Summary of Significant Accounting Policies (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation gain or loss recognized	¥ 446	$ 63
Convenience translation rate | (per share)	¥ 7.0999	$ 1
Allowances for doubtful accounts	¥ 1,196		9,801		$ 168
Inventory			180
Impairment on fixed assets	1,896	$ 267
impairment on Long-term investments	100	14
Sales and marketing expenses	2,447				349
Underpayment taxes	100	15
Other comprehensive loss	446	$ 63
Termination of right of use assets			1,750
Recognized commitments and contingencies	¥ 3,507		¥ 2,900		$ 494
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years				3 years
VAT Percentage	6.00%	6.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years				5 years
VAT Percentage	13.00%	13.00%